Acquisition and sale of businesses and brands and purchase of non-controlling interests - Sales of businesses and brands (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023		Jun. 30, 2022
Net assets disposed of
Goodwill	$ (2,860)	$ (2,807)
Deferred tax	2,804	2,573		$ 2,669
Post-employment benefit liabilities	(721)	(748)		(1,410)
Net assets	(12,070)	(11,709)	[1]	(11,511)	[1]
(Loss)/gain on disposal before taxation	5,460	5,642	[2]	5,808	[2]
Taxation	(1,294)	(1,163)	[2],[3]	(1,398)	[2],[3]
Profit for the year	4,166	4,479	[2],[4]	4,410	[2],[3]
Windsor business
Net assets disposed of
Exchange recycled from other comprehensive income	(26)
Disposal group, disposed of by sale, not discontinued operations
Sale consideration
Cash received	116	604		131
(Cash)/overdraft disposed of	(20)	(16)		3
Transaction and other directly attributable costs paid	(9)	(29)		(32)
Net cash received	87	559		102
Deferred consideration receivable	32	0		0
Transaction and other directly attributable costs payable	(24)	(7)		(22)
Sale consideration	95	552		80
Net assets disposed of
Brands	(167)	0		0
Goodwill	0	0		(18)
Other non-current assets	(3)	(132)		(14)
Assets and liabilities held for sale	0	(87)		0
Inventories	(11)	(35)		(6)
Other working capital	3	85		21
Other borrowings	0	2		1
Corporate tax	2	(4)		(6)
Deferred tax	37	6		(3)
Post-employment benefit liabilities	0	5		0
Net assets	(139)	(160)		(25)
Impairment charge recognised up until the date of sale	0	(3)		0
Exchange recycled from other comprehensive income	(26)	(15)		(143)
(Loss)/gain on disposal before taxation	(70)	374		(88)
Taxation	1	(37)		(29)
Profit for the year	(69)	$ 337		$ (117)
Disposal group, disposed of by sale, not discontinued operations | Windsor business
Sale consideration
Cash received	112
(Cash)/overdraft disposed of	(20)
Transaction and other directly attributable costs paid	(4)
Net cash received	88
Deferred consideration receivable	32
Transaction and other directly attributable costs payable	(13)
Sale consideration	107
Net assets disposed of
Brands	(167)
Goodwill	0
Other non-current assets	(3)
Assets and liabilities held for sale	0
Inventories	(11)
Other working capital	3
Other borrowings	0
Corporate tax	2
Deferred tax	37
Post-employment benefit liabilities	0
Net assets	(139)
Impairment charge recognised up until the date of sale	0
Exchange recycled from other comprehensive income	(26)
(Loss)/gain on disposal before taxation	(58)
Taxation	1
Profit for the year	(57)
Disposal group, disposed of by sale, not discontinued operations | Other Individually Immaterial Business Disposed
Sale consideration
Cash received	4
(Cash)/overdraft disposed of	0
Transaction and other directly attributable costs paid	(5)
Net cash received	(1)
Deferred consideration receivable	0
Transaction and other directly attributable costs payable	(11)
Sale consideration	(12)
Net assets disposed of
Brands	0
Goodwill	0
Other non-current assets	0
Assets and liabilities held for sale	0
Inventories	0
Other working capital	0
Other borrowings	0
Corporate tax	0
Deferred tax	0
Post-employment benefit liabilities	0
Net assets	0
Impairment charge recognised up until the date of sale	0
Exchange recycled from other comprehensive income	0
(Loss)/gain on disposal before taxation	(12)
Taxation	0
Profit for the year	$ (12)

[1]	(1) See pages 238-240 for an explanation under Accounting information and policies.
[2]	(1) See pages 238-240 for an explanation under Accounting information and policies.
[3]	(1) See pages 238-240 for an explanation under Accounting information and policies.
[4]	(1) See pages 238-240 for an explanation under Accounting information and policies.